Document and Entity Information	Nov. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	Far Peak Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39749
Entity Tax Identification Number	98-1563569
Entity Address, Address Line One	511 6th Ave
Entity Address, Address Line Two	#7342
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	917
Local Phone Number	737-1541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001829426
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	FPAC.U
Security Exchange Name	NYSE
Pubco Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	FPAC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FPAC.W
Security Exchange Name	NYSE